Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2019
Personnel expenses (Tables) [Abstract]
Personnel expenses

12.  Personnel expenses

	R$ thousand
	Years ended December 31
	2019 (1)	2018	2017
Salaries	(9,768,305)	(8,350,461)	(9,170,556)
Benefits	(5,911,496)	(4,383,644)	(5,385,133)
Social security charges	(3,470,191)	(2,997,889)	(3,505,290)
Employee profit sharing	(1,803,545)	(1,682,868)	(1,572,472)
Provision for labor claims (2)	(3,382,750)	(1,289,664)	(927,136)
Training	(190,031)	(166,936)	(162,678)
Total (1)	(24,526,318)	(18,871,462)	(20,723,265)

(1) In 2019, it includes R$1,819,232 thousand related to the Voluntary Severance Program (PDV); and

(2) Includes the effect of the calculation methodology refinements. For further information, see Note 36.